Contract liabilities and other advances (Tables)	9 Months Ended
Sep. 30, 2022
Contract liabilities [abstract]
Schedule of contract liabilities

	September 30, 2022	December 31, 2021
	£’000	£’000
Within one year	36,901	29,962
More than one year	70,533	16,359
	107,434	46,321

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract liabilities and other advances for the nine months ended September 30, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	September 30, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,167)	2	1,439
Revenue generating collaborations	28,946	85,700	(19,955)	7	94,698
Joint operations	15,486	—	(4,189)	—	11,297
Total contract liabilities and other advances	46,321	86,415	(25,311)	9	107,434

	January 01, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321